CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
REVENUES	$ 310,090	$ 306,064	$ 610,261	$ 616,171
COST OF REVENUES	252,385	252,657	500,013	499,613
GROSS PROFIT	57,705	53,407	110,248	116,558
OPERATING COSTS AND EXPENSES:
Research and development	19,424	18,812	38,838	37,980
Marketing, general and administrative	16,154	16,838	32,845	33,479
TOTAL OPERATING COSTS AND EXPENSES	35,578	35,650	71,683	71,459
OPERATING PROFIT	22,127	17,757	38,565	45,099
FINANCING AND OTHER INCOME (EXPENSE), NET	1,831	947	(282)	1,672
PROFIT BEFORE INCOME TAX	23,958	18,704	38,283	46,771
INCOME TAX BENEFIT (EXPENSE), NET	(2,484)	1,018	(778)	(649)
NET PROFIT	21,474	19,722	37,505	46,122
Net loss attributable to non-controlling interest	(2,422)	1,214	(1,433)	1,030
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 19,052	$ 20,936	$ 36,072	$ 47,152
BASIC EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 0.18	$ 0.20	$ 0.34	$ 0.45
Weighted average number of ordinary shares outstanding	106,956	106,321	106,885	105,829
DILUTED EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 0.18	$ 0.20	$ 0.33	$ 0.44
Net profit used for diluted earnings per share	$ 19,052	$ 20,936	$ 36,072	$ 47,152
Weighted average number of ordinary shares outstanding used for diluted earnings per share	108,277	107,178	108,213	107,078